As filed with the U.S. Securities and Exchange Commission on October 24, 2016

Securities Act File No. 33-34929

Investment Company Act File No. 811-06110

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 98	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 100	☒

WESTERN ASSET FUNDS, INC.

(Formerly LM Institutional Fund Advisors I, Inc.)

(Exact Name of Registrant as Specified in Charter)

100 International Drive

Baltimore, Maryland 21202

(Address of principal executive offices)

Registrant’s telephone number, including area code: (410) 539-0000

Robert I. Frenkel

Western Asset Funds, Inc.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to Rule 485(b)
☒	On October 29, 2016, pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485 (a)(1)
☐	On [ ], pursuant to Rule 485 (a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	On [ ], pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 98 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate October 29, 2016 as the new effective date for Post-Effective Amendment No. 95 filed pursuant to Rule 485(a) under the Securities Act on August 26, 2016. Post-Effective Amendment No. 95 was initially scheduled to become effective on October 25, 2016. This Post-Effective Amendment No. 98 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 95.

This filing relates solely to the Western Asset Macro Opportunities Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

WESTERN ASSET FUNDS, INC.

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A of Western Asset Funds, Inc. (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”), filed with the Securities and Exchange Commission (the “SEC”) on August 26, 2016 (“Amendment No. 95/97”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 95/97 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on August 26, 2016.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 95/97 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on August 26, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Western Asset Funds, Inc., hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 24th day of October, 2016.

WESTERN ASSET FUNDS, INC.

By:	/s/ Jane E. Trust
Jane E. Trust
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on October 24, 2016.

Signature	Title

/s/ Robert Abeles, Jr.*	Director
Robert Abeles, Jr.

/s/ Anita L. DeFrantz*	Director
Anita L. DeFrantz

/s/ Avedick B. Poladian*	Director
Avedick B. Poladian

/s/ William E.B. Siart*	Director
William E.B. Siart

/s/ Jaynie M. Studenmund*	Director
Jaynie M. Studenmund

/s/ Ronald L. Olson*	Director
Ronald L. Olson

/s/ Jane E. Trust	President and Chief Executive Officer
Jane E. Trust

/s/ Richard F. Sennett	Principal Financial Officer and Treasurer
Richard F. Sennett

By:	/s/ Richard F. Sennett
Richard F. Sennett

*Attorney-in-Fact pursuant to Powers of Attorney previously filed Date: October 24, 2016